INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2018
Inventories

Inventories consisted of the following:

	As of September 30,
	2017	2018
	US$	US$
Books and other goods	884	2,010
Paper and other raw materials	287	900
Less: inventory provisions for slow-moving and obsolescence	(307)	(128)

	864	2,782